12. PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
12.	PROPERTY, PLANT AND EQUIPMENT, NET

The rollforward of property, plant and equipment is set forth below:

	Average rate (1)	12.31.19	Additions	Disposals	Transfers (2)	Exchange rate variation	12.31.20
Cost
Land		603,479	7,582	(13,665)	6,031	4,962	608,389
Buildings, facilities and improvements		10,148,798	287,834	(148,793)	268	156,419	10,444,526
Machinery and equipment		8,177,047	20,293	(166,183)	278,530	85,833	8,395,520
Furniture and fixtures		140,439	851	(8,604)	18,946	5,453	157,085
Vehicles		213,199	165,737	(54,491)	(5,639)	27,412	346,218
Construction in progress		348,907	778,151	-	(516,360)	(2,443)	608,255
Advances to suppliers		528	8,885	-	3,851	(516)	12,748
		19,632,397	1,269,333	(391,736)	(214,373)	277,120	20,572,741

Depreciation
Land (3)	21.32%	(5,086)	(7,132)	813	(1,802)	(593)	(13,800)
Buildings, facilities and improvements	9.45%	(3,263,801)	(688,767)	122,812	15,895	(37,364)	(3,851,225)
Machinery and equipment	6.64%	(3,950,250)	(487,956)	110,163	56,748	(32,712)	(4,304,007)
Furniture and fixtures	6.67%	(71,779)	(11,704)	6,931	(801)	(2,571)	(79,924)
Vehicles	25.87%	(64,592)	(72,562)	41,236	2,389	(14,676)	(108,205)
		(7,355,508)	(1,268,121)	281,955	72,429	(87,916)	(8,357,161)
		12,276,889	1,212	(109,781)	(141,944)	189,204	12,215,580

(1)	Weighted average annual rate.
(2)	Refers to the transfer of R$45,245 for intangible assets, R$96,788 to held for sale and R$(89) for biological assets.
(3)	Land depreciation refers to right-of-use assets. The amount of R$4,266 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 17.1).

	Average rate (1)	12.31.18	Initial adoption IFRS 16	Additions	Disposals	Transfers (1)	Exchange rate variation	12.31.19
Cost
Land		536,878	23,453	1,986	(5,879)	50,980	(3,939)	603,479
Buildings, facilities and improvements		7,590,545	2,278,982	219,145	(149,866)	196,829	13,163	10,148,798
Machinery and equipment		8,272,920	1,182	45,682	(212,637)	83,812	(13,912)	8,177,047
Furniture and fixtures		159,902	-	2,834	(25,264)	3,515	(548)	140,439
Vehicles		17,402	94,065	119,520	(9,959)	(10,502)	2,673	213,199
Construction in progress		409,696	-	367,148	-	(427,737)	(200)	348,907
Advances to suppliers		13,425	-	898	(1,173)	(16,959)	4,337	528
		17,000,768	2,397,682	757,213	(404,778)	(120,062)	1,574	19,632,397

Depreciation
Land	22.31%	-	-	(5,134)	27	-	21	(5,086)
Buildings, facilities and improvements	5.83%	(2,602,188)	-	(667,622)	26,616	(15,167)	(5,440)	(3,263,801)
Machinery and equipment	6.57%	(3,620,421)	-	(527,007)	183,168	18,481	(4,471)	(3,950,250)
Furniture and fixtures	6.67%	(71,062)	-	(10,908)	6,331	2,665	1,195	(71,779)
Vehicles	32.37%	(10,099)	-	(59,348)	1,718	3,579	(442)	(64,592)
		(6,303,770)	-	(1,270,019)	217,860	9,558	(9,137)	(7,355,508)
		10,696,998	2,397,682	(512,806)	(186,918)	(110,504)	(7,563)	12,276,889

(1)	Weighted average annual rate.

The amount of capitalized borrowing costs during the year ended on December 31, 2020 was of R$21,676 (R$19,207 during the year ended on December 31, 2019).

The weighted average rate used to determine the amount of borrowing costs subject to capitalization was 6.26% p.a. for the year ended on December 31, 2020 (6.60% p.a. for the year ended on December 31, 2019).

The book value of the property, plant and equipment items that are pledged as collateral for transactions of different natures are set forth below:

	Type of collateral	12.31.20	12.31.19
Land	Financial/Tax	223,918	221,727
Buildings, facilities and improvements	Financial/Tax	1,491,531	1,499,808
Machinery and equipment	Financial/Labor/Tax/Civil	1,470,295	1,488,889
Furniture and fixtures	Financial/Tax	15,700	14,090
Vehicles	Financial/Tax	294	369
		3,201,738	3,224,883